Concentrations (Tables)	12 Months Ended
Sep. 30, 2021
Risks and Uncertainties [Abstract]
Schedule of total accounts receivable
	As of September 30, 2020		As of September 30, 2021
Customer	Amount	% of Total	Amount	% of Total
A	$644,120	10%	$1,289,276	19%
B	*	*	1,253,742	18%
C	*	*	1,102,586	16%
D	*	*	1,083,605	16%
E	*	*	863,626	12%
F	2,390,789	36%	*	*
Total	$3,034,909	46%	$5,592,835	81%

*	Represented the percentage below 10%

Schedule of customer that accounted total revenue
	Fiscal year ended September 30, 2019			Fiscal year ended September 30, 2020			Fiscal year ended September 30, 2021
Customer	Amount		% of Total	Amount		% of Total	Amount	% of Total
A	$	*	*	$	*	*	$3,062,302	13%
B		*	*		*	*	2,230,798	10%
F		*	*		4,065,411	24%	*	*
G		1,158,818	22%		*	*	*	*
H		867,411	17%		*	*	*	*
I		642,683	12%		*	*	*	*
J		578,489	11%		*	*	*	*
Total		$3,247,401	62%		$4,065,411	24%	$5,293,100	23%

*	Represented the percentage below 10%

Schedule of each supplier that accounted total purchase
	Fiscal year ended September 30, 2019		Fiscal year ended September 30, 2020			Fiscal year ended September 30, 2021
Supplier	Amount	% of Total	Amount		% of Total	Amount	% of Total
A	*	*	$	*	*	$3,485,941	16%
B	*	*		*	*	2,420,798	11%
C	504,889	63%		4,320,110	26%	*	*
D	*	*		2,141,144	13%	*	*
E	110,940	14%		*	*	*	*
Total	615,829	77%		$6,461,254	39%	$5,906,739	27%

*	Represented the percentage below 10%